CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Revenue:
Subscription revenue, net of refunds, incentives, credits, and chargebacks	$ 7,719,857	$ 3,615,305	$ 13,831,246	$ 6,593,107	$ 13,899,579	$ 12,872,947
Cryptocurrency mining service revenue, net of amounts paid to supplier	377,891	0	1,778,323	0	4,017,853	0
Total revenue, net	8,097,748	3,615,305	15,609,569	6,593,107	17,917,432	12,872,947
Operating costs and expenses:
Cost of sales and service	201,445	123,010	430,997	317,296	6,713,097	862,849
Commissions	6,047,907	2,958,173	12,229,266	5,438,565	14,271,926	9,412,655
Selling and marketing	309,442	119,218	525,406	268,596	454,225	500,032
Salary and related	1,123,682	419,347	2,016,202	856,493	2,270,479	1,918,199
Professional fees	512,515	425,197	1,070,596	825,026	2,572,831	917,308
General and administrative	1,040,522	494,383	1,980,306	832,388	2,311,028	1,199,564
Total operating costs and expenses	9,235,513	4,539,328	18,252,773	8,538,364	28,593,586	14,810,607
Net loss from operations	(1,137,765)	(924,023)	(2,643,204)	(1,945,257)	(10,676,154)	(1,937,660)
Other income (expense):
Gain (loss) on debt extinguishment	0	81,035	(19,387)	2,767,422	(2,767,422)	0
Loss on spin-off of operations	0	0	0	(1,118,609)	(1,118,609)	0
Gain on bargain purchase	2,005,282	0	2,005,282	0
Realized gain (loss) on cryptocurrency	(6,278)	0	17,454	0	(10,939)	0
Unrealized gain (loss) on cryptocurrency	(4,244)	0	95,926	0	(135,729)	0
Interest expense - related parties	(5,000)	0	(5,000)	(3,000)	(104,105)	(274,057)
Interest expense	(4,147)	(81,136)	(4,147)	(91,903)	(74,976)	(205,327)
Other income (expense)	77	676	(1,843)	(1,702)	(493)	(6,120)
Total other income (expense)	1,985,690	(161,495)	2,127,059	(3,982,636)	(4,212,273)	(485,504)
Income (loss) before income taxes	847,925	(1,085,518)	(516,145)	(5,927,893)	(14,888,427)	(2,423,164)
Income tax expense	(31,146)	(6,879)	(42,189)	(13,340)	(24,589)	(4,039)
Net Income (Loss)	816,779	(1,092,397)	(558,334)	(5,941,233)	$ (14,913,016)	$ (2,427,203)
Less: net loss attributable to the noncontrolling interest	(16,788)	0	(33,012)	0
Net income (loss) attributable to Investview stockholders	$ 833,567	$ (1,092,397)	$ (525,322)	$ (5,941,233)
Income (loss) per common share, basic and diluted	$ 0	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.07)
Weighted average number of common shares outstanding, basic and diluted	2,169,661,318	1,822,478,129	2,189,508,313	1,581,200,506	1,911,786,477	32,921,458
Other comprehensive income, net of tax:
Foreign currency translation adjustments	$ 123	$ 0	$ 3,741	$ 0
Total other comprehensive income	123	0	3,741	0
Comprehensive income (loss)	816,902	(1,092,397)	(554,593)	(5,941,233)
Less: comprehensive income attributable to the noncontrolling interest	(123)	0	(3,741)	0
Comprehensive income (loss) attributable to Investview shareholders	$ 816,779	$ (1,092,397)	$ (558,334)	$ (5,941,233)	$ (14,913,016)	$ (2,427,203)